Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	$ 474,932	$ 449,723
Additions	159,209	95,815
Disposals	(7,086)	(1,824)
Transfers	(182,822)	20,267
Depreciation charges	(90,904)	(89,633)
Revaluation results	(719)	584
Net book amount as of ending	352,610	474,932	$ 449,723
Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	(1,740,789)	(1,651,156)
Disposals
Net book amount as of ending	(1,831,693)	(1,740,789)	(1,651,156)
Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	2,215,721	2,100,879
Additions
Disposals
Net book amount as of ending	2,184,303	2,215,721	2,100,879
Other buildings and facilities [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	219,943	237,004
Additions	92,030
Disposals
Transfers	(168,578)
Depreciation charges	(15,191)	(17,061)
Revaluation results
Net book amount as of ending	128,204	219,943	237,004
Other buildings and facilities [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	(247,008)	(229,947)
Disposals
Net book amount as of ending	(262,199)	(247,008)	(229,947)
Other buildings and facilities [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	466,951	466,951
Disposals
Net book amount as of ending	390,403	466,951	466,951
Furniture and fixtures [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	91,373	52,242
Additions	18,766	49,898
Disposals	(2,122)	(584)
Transfers		1,784
Depreciation charges	(14,790)	(12,421)
Revaluation results	(136)	454
Net book amount as of ending	93,091	91,373	52,242
Furniture and fixtures [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	(181,979)	(169,558)
Disposals
Net book amount as of ending	(196,769)	(181,979)	(169,558)
Furniture and fixtures [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	273,352	221,800
Disposals
Net book amount as of ending	289,860	273,352	221,800
Machinery and equipment [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	162,059	155,855
Additions	48,413	45,917
Disposals	(4,964)	(1,240)
Transfers	(14,244)	18,483
Depreciation charges	(60,362)	(57,086)
Revaluation results	(583)	130
Net book amount as of ending	130,319	162,059	155,855
Machinery and equipment [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	(1,292,960)	(1,235,874)
Disposals
Net book amount as of ending	(1,353,322)	(1,292,960)	(1,235,874)
Machinery and equipment [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	1,455,019	1,391,729
Disposals
Net book amount as of ending	1,483,641	1,455,019	1,391,729
Vehicles [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	725	3,790
Additions
Disposals
Transfers
Depreciation charges	(561)	(3,065)
Revaluation results
Net book amount as of ending	164	725	3,790
Vehicles [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	(18,842)	(15,777)
Disposals
Net book amount as of ending	(19,403)	(18,842)	(15,777)
Vehicles [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	19,567	19,567
Disposals
Net book amount as of ending	19,567	19,567	19,567
Others [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	832	832
Additions
Disposals
Transfers
Depreciation charges
Revaluation results
Net book amount as of ending	832	832	832
Others [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning
Disposals
Net book amount as of ending
Others [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning	832	832
Disposals
Net book amount as of ending	$ 832	$ 832	$ 832